UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Penn Capital Managed Alpha SMID Cap Equity Fund
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks: 91.8%	Shares	Value
Aerospace & Defense: 1.6%
Huntington Ingalls Industries, Inc.	957	$245,069
Air Freight & Logistics: 1.5%
XPO Logistics, Inc. (a)	2,011	229,596
Banks: 8.9%
BOK Financial Corp.	2,635	256,333
Chemical Financial Corp.	4,167	222,518
Pinnacle Financial Partners, Inc.	3,185	191,638
Sterling Bancorp	10,243	225,346
Webster Financial Corp.	4,413	260,190
Western Alliance Bancorp (a)	4,105	233,533
		1,389,558
Beverages: 1.1%
MGP Ingredients, Inc.	2,187	172,729
Biotechnology: 2.4%
Exelixis, Inc. (a)	8,382	148,529
Ironwood Pharmaceuticals, Inc. (a)	12,361	228,184
		376,713
Building Products: 1.4%
Allegion PLC	2,480	224,614
Capital Markets: 1.0%
Affiliated Managers Group, Inc.	1,106	151,212
Chemicals: 2.3%
HB Fuller Co.	4,146	214,224
Valvoline, Inc.	6,995	150,462
		364,686
Commercial Services & Supplies: 1.8%
KAR Auction Services, Inc.	4,800	286,512
Consumer Finance: 1.2%
SLM Corp. (a)	17,400	194,010
Containers & Packaging: 1.2%
Berry Global Group, Inc. (a)	3,745	181,221
Diversified Financial Services: 3.2%
Fidelity National Financial, Inc.	5,482	215,716
Voya Financial, Inc.	5,713	283,765
		499,481
Electronic Equipment, Instruments & Components: 1.6%
Mercury Systems, Inc. (a)	4,398	243,297
Health Care Equipment & Supplies: 5.3%
ICU Medical, Inc. (a)	913	258,151
Teleflex, Inc.	784	208,614
Wright Medical Group NV (a)	12,107	351,345
		818,110
Health Care Providers & Services: 4.0%
LHC Group, Inc. (a)	2,144	220,810
WellCare Health Plans, Inc. (a)	1,234	395,485
		616,295
Hotels, Restaurants & Leisure: 4.6%
Boyd Gaming Corp.	7,160	242,366
Red Rock Resorts, Inc. - Class A	7,392	196,997
Vail Resorts, Inc.	983	269,755
		709,118
Household Durables: 1.7%
Roku, Inc. (a)	3,573	260,936
Independent Power and Renewable Electricity Producers: 1.4%
Ormat Technologies, Inc.	4,150	224,557

Insurance: 1.9%
Arch Capital Group Ltd. (a)	9,936	296,192
Interactive Media & Services: 1.1%
Match Group, Inc. (a)	3,030	175,467

IT Services: 7.7%
Black Knight, Inc. (a)	4,591	238,502
Five9, Inc. (a)	4,506	196,867
GoDaddy, Inc. - Class A (a)	3,512	292,866
IAC (a)	1,284	278,269
MongoDB, Inc. (a)	2,436	198,656
		1,205,160
Machinery: 2.8%
Allison Transmission Holdings, Inc.	4,407	229,208
Oshkosh Corp.	2,832	201,752
		430,960
Media: 5.0%
Gray Television, Inc. (a)	9,581	167,668
Live Nation Entertainment, Inc. (a)	6,252	340,546
Nexstar Media Group, Inc. - Class A	3,332	271,225
		779,439
Metals & Mining: 0.8%
Commercial Metals Co.	6,066	124,474
Multiline Retail: 1.9%
Burlington Stores, Inc. (a)	1,784	290,649
Oil, Gas & Consumable Fuels: 4.7%
Arch Coal, Inc. - Class A	1,728	154,483
Cabot Oil & Gas Corp.	7,796	175,566
Callon Petroleum Co. (a)	17,605	211,084
Cimarex Energy Co.	2,012	186,995
		728,128
Pharmaceuticals: 2.6%
Elanco Animal Health, Inc. (a)	4,568	159,378
Pacira Pharmaceuticals, Inc. (a)	5,088	250,075
		409,453
Professional Services: 2.4%
TransUnion	5,105	375,626
Road & Rail: 1.2%
Schneider National, Inc. - Class B	7,339	183,328
Semiconductors & Semiconductor Equipment: 4.1%
Marvell Technology Group Ltd.	8,632	166,598
Semtech Corp. (a)	3,819	212,336
Teradyne, Inc.	6,942	256,715
		635,649
Software: 3.2%
Nice Ltd. - ADR (a)	2,093	239,586
Tyler Technologies, Inc. (a)	1,031	252,657
		492,243
Specialty Retail: 2.2%
Camping World Holdings, Inc. - Class A	6,683	142,481
Floor & Decor Holdings, Inc. - Class A (a)	6,604	199,243
TravelCenters of America LLC (a)	1	3
		341,727
Trading Companies & Distributors: 2.7%
United Rentals, Inc. (a)	1,512	247,363
WESCO International, Inc. (a)	2,894	177,837
		425,200
Water Utilities: 1.3%
Aqua America, Inc.	5,461	201,511
Total Common Stocks (cost $11,427,253)		14,282,920

Real Estate Investment Trusts (REITs): 6.3%
CyrusOne, Inc.	4,457	282,574
Healthcare Trust of America, Inc. - Class A	8,131	216,854
Invitation Homes, Inc.	10,262	235,102
MGM Growth Properties LLC - Class A	8,146	240,226
Total REITs (cost $937,812)		974,756

Short-Term Investment: 2.2%
Money Market Deposit Account - 2.2%
U.S. Bank Money Market Deposit Account, 1.950% (b)	342,549	342,549
Total Short-Term Investment (cost $342,549)		342,549

Total Investments - 100.3% (cost $12,707,614)		15,600,225
Liabilities in Excess of Other Assets (0.3)%		(50,418)
Net Assets: 100.0%		$15,549,807

Percentages are stated as a percent of net assets.

(a)	No distribution or dividend was made during the period ending September 30, 2018. As such, it is classified as a non-income producing security as of September 30, 2018.
(b)	Variable rate security. The rate shown is as of 9/30/2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$12,707,614
Gross unrealized appreciation	3,233,119
Gross unrealized depreciation	(340,508)
Net unrealized appreciation	$2,892,611

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	91.80%
Bermuda	2.97%
Netherlands	2.25%
Israel	1.54%
Ireland	1.44%

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments	September 30, 2018 (Unaudited)

Common Stocks: 97.8%	Shares	Value
Banks: 9.9%
Banc of California, Inc.	12,348	$233,377
Chemical Financial Corp.	4,964	265,078
FB Financial Corp.	8,770	343,609
First BanCorp (a)	17,805	162,025
Sterling Bancorp	15,102	332,244
Texas Capital Bancshares, Inc. (a)	3,601	297,623
Webster Financial Corp.	2,216	130,655
Western Alliance Bancorp (a)	5,695	323,989
		2,088,600
Biotechnology: 1.7%
Ironwood Pharmaceuticals, Inc. (a)	19,672	363,145
Capital Markets: 2.5%
Hamilton Lane, Inc. - Class A	6,836	302,698
PJT Partners, Inc. - Class A	4,394	230,026
		532,724
Construction & Engineering: 1.4%
MasTec, Inc. (a)	6,819	304,468
Construction Materials: 0.8%
Summit Materials, Inc. - Class A (a)	9,679	175,964
Diversified Consumer Services: 1.3%
Chegg, Inc. (a)	9,392	267,015
Electronic Equipment, Instruments & Components: 0.7%
Itron, Inc. (a)	2,447	157,097
Energy Equipment & Services: 5.6%
Mammoth Energy Services, Inc.	12,868	374,458
Noble Corp. PLC (a)	51,164	359,683
Patterson-UTI Energy, Inc.	7,981	136,555
ProPetro Holding Corp. (a)	18,720	308,693
		1,179,389
Food & Staples Retailing: 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	8,374	224,256
Health Care Equipment & Supplies: 6.1%
ICU Medical, Inc. (a)	1,338	378,319
LivaNova PLC (a)	2,369	293,685
OraSure Technologies, Inc. (a)	15,739	243,168
Wright Medical Group NV (a)	12,970	376,389
		1,291,561
Health Care Providers & Services: 5.4%
LHC Group, Inc. (a)	3,405	350,681
PetIQ, Inc. (a)	4,975	195,567
R1 RCM, Inc. (a)	33,723	342,626
WellCare Health Plans, Inc. (a)	828	265,366
		1,154,240
Health Care Technology: 1.6%
Omnicell, Inc. (a)	4,808	345,695
Hotels, Restaurants & Leisure: 10.1%
Extended Stay America, Inc.	10,669	215,834
Full House Resorts, Inc. (a)	64,588	186,014
Golden Entertainment, Inc. (a)	10,536	252,970
Penn National Gaming, Inc. (a)	11,008	362,383
Planet Fitness, Inc. - Class A (a)	4,229	228,493
Red Rock Resorts, Inc. - Class A	12,094	322,305
Scientific Games Corp. (a)	10,148	257,759
SeaWorld Entertainment, Inc. (a)	9,945	312,571
		2,138,329

Internet & Direct Marketing Retail: 0.9%
Nutrisystem, Inc.	5,342	197,921

IT Services: 8.9%
Carbonite, Inc. (a)	7,866	280,423
Everi Holdings, Inc. (a)	39,059	358,171
Five9, Inc. (a)	5,959	260,349
Gogo, Inc. (a)	42,414	220,128
Hortonworks, Inc. (a)	14,594	332,889
InterXion Holding NV (a)	4,262	286,833
Q2 Holdings, Inc. (a)	2,671	161,729
		1,900,522
Machinery: 3.9%
EnPro Industries, Inc.	2,433	177,439
Gardner Denver Holdings, Inc. (a)	9,360	265,262
Gates Industrial Corp PLC (a)	6,778	132,171
Milacron Holdings Corp. (a)	12,105	245,126
		819,998
Media: 8.7%
AMC Entertainment Holdings, Inc. - Class A	13,645	279,723
The E.W. Scripps Co. - Class A	20,030	330,495
Gray Television, Inc. (a)	30,355	531,213
Nexstar Media Group, Inc. - Class A	4,855	395,197
Tribune Media Co. - Class A	8,070	310,130
		1,846,758
Metals & Mining: 0.9%
Cleveland-Cliffs, Inc. (a)	14,535	184,013
Oil, Gas & Consumable Fuels: 6.4%
Enerplus Corp.	24,455	301,775
Resolute Energy Corp. (a)	7,743	292,763
Whiting Petroleum Corp. (a)	6,038	320,256
WildHorse Resource Development Corp. (a)	8,155	192,784
WPX Energy, Inc. (a)	12,804	257,616
		1,365,194
Pharmaceuticals: 1.6%
Pacira Pharmaceuticals, Inc. (a)	6,765	332,500
Road & Rail: 2.1%
Marten Transport Ltd.	8,653	182,146
Schneider National, Inc. - Class B	10,826	270,433
		452,579
Semiconductors & Semiconductor Equipment: 2.7%
Semtech Corp. (a)	6,260	348,056
Versum Materials, Inc.	5,983	215,448
		563,504
Software: 4.4%
Instructure, Inc. (a)	4,404	155,902
Mimecast Ltd. (a)	6,099	255,426
Nice Ltd. - ADR (a)	2,369	271,179
Zynga, Inc. - Class A (a)	62,096	249,005
		931,512
Specialty Retail: 2.6%
Camping World Holdings, Inc. - Class A	8,382	178,704
Five Below, Inc. (a)	1,475	191,839
Floor & Decor Holdings, Inc. - Class A (a)	5,842	176,253
		546,796

Textiles, Apparel & Luxury Goods: 1.6%
G-III Apparel Group Ltd. (a)	7,179	345,956
Thrifts & Mortgage Finance: 1.3%
WSFS Financial Corp.	6,013	283,513
Trading Companies & Distributors: 3.6%
Beacon Roofing Supply, Inc. (a)	9,241	334,432
DXP Enterprises, Inc. (a)	3,985	159,679
Triton International Ltd.	7,787	259,073
		753,184
Total Common Stocks (cost $17,752,316)		20,746,433

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	93
Total Contingent Value Right (cost $0)		93

Real Estate Investment Trusts (REITs): 2.1%
Pebblebrook Hotel Trust	6,229	226,548
Physicians Realty Trust	13,130	221,372
Total REITs (cost $446,946)		447,920

Short-Term Investment: 0.8%
Money Market Deposit Account - 0.8%
U.S. Bank Money Market Deposit Account,1.950% (b)	158,953	158,953
Total Short-Term Investment (cost $158,953)		158,953

Total Investments - 100.7% (cost $18,358,215)		21,353,399
Liabilities in Excess of Other Assets (0.7)%		(149,527)
Net Assets: 100.0%		$21,203,872

Percentages are stated as a percent of net assets.

(a)	No distribution or dividend was made during the period ending September 30, 2018. As such, it is classified as a non-income producing security as of September 30, 2018.
(b)	Variable rate security. The rate shown is as of 9/30/2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$18,358,215
Gross unrealized appreciation	3,645,622
Gross unrealized depreciation	(650,438)
Net unrealized appreciation	$2,995,184

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	87.36%
United Kingdom	3.68%
Netherlands	3.11%
Canada	1.41%
Israel	1.27%
Bermuda	1.21%
Jersey	1.20%
Puerto Rico	0.76%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Multi-Credit High Income Fund
Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds: 62.3%	Principal	Value
Aerospace: 0.8%
Bombardier, Inc., 8.750%, 12/1/21 (a)	$105,000	$116,114
Auto Parts & Equipment: 0.5%
Meritor, Inc., 6.250%, 2/15/24	70,000	71,313
Banking: 0.9%
Ally Financial, Inc., 5.750%, 11/20/25	90,000	92,925
Ally Financial, Inc., 8.000%, 11/1/31	25,000	30,281
		123,206
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	60,000	60,900
Building & Construction: 0.5%
Ashton Woods USA LLC, 6.875%, 2/15/21 (a)	24,000	24,180
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	50,000	46,625
		70,805
Building Materials: 1.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	75,000	69,093
Griffon Corp., 5.250%, 3/1/22	105,000	103,819
		172,912
Chemical Companies: 1.1%
Platform Specialty Products Corp., 5.875%, 12/1/25 (a)	80,000	78,942
Versum Materials, Inc., 5.500%, 9/30/24 (a)	65,000	66,462
		145,404
Computer Hardware: 1.7%
Dell International LLC, 8.100%, 7/15/36 (a)	85,000	101,907
NCR Corp., 5.000%, 7/15/22	35,000	34,716
NCR Corp., 6.375%, 12/15/23	50,000	50,937
Western Digital Corp., 4.750%, 2/15/26	55,000	53,189
		240,749
Consumer/Commercial/Lease Financing: 2.0%
Navient Corp., 5.875%, 10/25/24	65,000	63,455
Navient Corp., 6.625%, 7/26/21	10,000	10,425
Navient Corp., 7.250%, 9/25/23	35,000	37,100
Navient Corp., 6.125%, 3/25/24	15,000	14,963
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	100,000	101,000
Park Aerospace Holdings Ltd., 4.500%, 3/15/23 (a)	45,000	43,931
		270,874
Consumer-Products: 0.7%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	95,000	96,544
Electric-Generation: 1.9%
Calpine Corp., 5.875%, 1/15/24 (a)	25,000	25,188
Calpine Corp., 5.375%, 1/15/23	35,000	32,900
NRG Energy, Inc., 7.250%, 5/15/26	20,000	21,763
NRG Energy, Inc., 6.625%, 1/15/27	25,000	26,238
Vistra Energy Corp., 7.625%, 11/1/24	52,000	55,965
Vistra Operations Co. LLC, 5.500%, 9/1/26 (a)	105,000	106,181
		268,235
Electric-Integrated: 0.3%
Talen Energy Supply LLC, 9.500%, 7/15/22 (a)	35,000	34,825
Energy-Exploration & Production: 5.9%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,625
Approach Resources, Inc., 7.000%, 6/15/21	40,000	38,400
Callon Petroleum Co., 6.125%, 10/1/24	35,000	35,612
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	25,000	26,875
Centennial Resource Production LLC, 5.375%, 1/15/26 (a)	30,000	29,850
Comstock Escrow Corp., 9.750%, 8/15/26 (a)	145,000	144,681
Eclipse Resources Corp., 8.875%, 7/15/23	70,000	71,225
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	15,263

Gulfport Energy Corp., 6.000%, 10/15/24	60,000	58,500
HighPoint Operating Corp., 7.000%, 10/15/22	35,000	34,825
Jagged Peak Energy LLC, 5.875%, 5/1/26 (a)	40,000	39,800
Matador Resources Co., 5.875%, 9/15/26 (a)	40,000	40,500
Range Resources Corp., 5.000%, 8/15/22	80,000	79,200
Resolute Energy Corp., 8.500%, 5/1/20	125,000	125,156
Southwestern Energy Co., 6.200%, 1/23/25	35,000	34,716
		825,228
Entertainment: 1.0%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	110,000	105,270
National CineMedia LLC, 5.750%, 8/15/26	40,000	37,860
		143,130
Food-Wholesale: 1.3%
JBS USA LUX SA, 7.250%, 6/1/21 (a)	15,000	15,225
JBS USA LUX SA, 7.250%, 6/1/21 (a)	15,000	15,225
JBS USA LUX SA, 5.875%, 7/15/24 (a)	60,000	59,100
Pilgrim's Pride Corp., 5.750%, 3/15/25 (a)	60,000	57,750
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	35,000	36,225
		183,525
Food & Drug Retailers: 0.7%
Albertsons Cos LLC, 6.625%, 6/15/24	35,000	33,644
Ingles Markets, Inc., 5.750%, 6/15/23	65,000	65,812
		99,456
Forestry/Paper: 0.7%
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	100,000	96,283
Gaming: 1.5%
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	70,000	67,375
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)	40,000	42,100
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	50,000	51,584
Wynn Las Vegas LLC, 5.500%, 3/1/25 (a)	55,000	53,144
		214,203
Gas Distribution: 3.0%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	45,000	46,181
DCP Midstream Operating LP, 5.850%, 5/21/43 (a)(b)	90,000	83,250
DCP Midstream Operating LP, 3.875%, 3/15/23	55,000	53,625
Enterprise Products Operating LLC, 4.875%, 8/16/77 (b)	50,000	47,515
NGL Energy Partners LP, 6.875%, 10/15/21	20,000	20,396
NGL Energy Partners LP, 5.125%, 7/15/19	25,000	25,125
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	55,125
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	45,000	51,300
Targa Resources Partners LP, 5.250%, 5/1/23	30,000	30,337
		412,854
Health Services: 0.6%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	50,000	50,250
Universal Hospital Services, Inc., 7.625%, 8/15/20	35,000	35,128
		85,378
Hotels: 0.2%
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26 (a)	30,000	30,792
Household & Leisure Products/Durables: 0.3%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	43,144
Investments & Miscellaneous Financial Services: 1.5%
Icahn Enterprises LP, 6.750%, 2/1/24	110,000	112,612
Icahn Enterprises LP, 6.375%, 12/15/25	60,000	60,225
VFH Parent LLC, 6.750%, 6/15/22 (a)	35,000	36,138
		208,975
Machinery Companies: 0.7%
Apergy Corp., 6.375%, 5/1/26 (a)	35,000	35,962
Zekelman Industries, Inc., 9.875%, 6/15/23 (a)	50,000	54,313
		90,275
Media-Broadcast: 3.1%
Gray Television, Inc., 5.875%, 7/15/26 (a)	25,000	24,781
Gray Television, Inc., 5.125%, 10/15/24 (a)	65,000	62,806

Salem Media Group, Inc., 6.750%, 6/1/24 (a)	45,000	40,050
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	30,000	29,585
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	40,000	37,000
Univision Communications, Inc., 5.125%, 5/15/23 (a)	90,000	86,175
Urban One, Inc., 9.250%, 2/15/20 (a)	110,000	108,625
Urban One, Inc., 7.375%, 4/15/22 (a)	45,000	44,550
		433,572
Media-Cable: 3.3%
Altice France SA, 6.250%, 5/15/24 (a)	250,000	247,062
DISH DBS Corp., 5.875%, 7/15/22	185,000	180,491
DISH DBS Corp., 7.750%, 7/1/26	40,000	37,900
		465,453
Media-Services: 0.3%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	40,000	40,100
Metals/Mining Excluding Steel: 3.0%
Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	65,000	69,225
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	75,000	72,937
CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	90,000	101,925
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,837
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	14,550
Peabody Energy Corp., 6.375%, 3/31/25 (a)	45,000	45,731
Peabody Energy Corp., 10.000%, 3/15/22 (c)	95,000	0
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	45,000	46,350
Teck Resources Ltd., 6.250%, 7/15/41	25,000	26,250
Teck Resources Ltd., 5.200%, 3/1/42	35,000	32,288
		414,093
Multi-Line Insurance: 0.2%
Centene Corp., 5.375%, 6/1/26 (a)	30,000	30,750
Non-Food & Drug Retailers: 0.7%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	65,000	64,837
The Men's Wearhouse, Inc., 7.000%, 7/1/22	31,000	31,853
		96,690
Oil Field Equipment & Services: 3.4%
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	25,500
CSI Compressco LP, 7.250%, 8/15/22	45,000	41,895
Nabors Industries, Inc., 5.500%, 1/15/23	60,000	58,929
Noble Holding International Ltd., 7.750%, 1/15/24	130,000	129,025
Noble Holding International Ltd., 7.875%, 2/1/26 (a)	25,000	25,937
Pioneer Energy Services Corp., 6.125%, 3/15/22	60,000	52,500
Transocean, Inc., 6.800%, 3/15/38	125,000	108,125
Transocean, Inc., 9.000%, 7/15/23 (a)	30,000	32,625
		474,536
Oil Refining & Marketing: 0.6%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,600
PBF Holding Co. LLC, 7.250%, 6/15/25	35,000	36,750
		78,350
Pharmaceuticals & Devices: 4.6%
Bausch Health Cos, Inc., 9.250%, 4/1/26 (a)	30,000	32,363
Bausch Health Cos, Inc., 5.875%, 5/15/23 (a)	210,000	203,858
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	35,000	33,287
Endo Finance LLC, 5.375%, 1/15/23 (a)	55,000	48,400
Jaguar Holding Co. II, 6.375%, 8/1/23 (a)	90,000	90,675
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	75,000	82,522
Mallinckrodt International Finance SA, 5.750%, 8/1/22 (a)	115,000	106,087
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	45,000	44,550
		641,742
Printing & Publishing: 1.3%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	45,000	46,856
Meredith Corp., 6.875%, 2/1/26 (a)	130,000	133,250
		180,106
Railroads: 0.4%
Watco Cos LLC, 6.375%, 4/1/23 (a)	60,000	61,200

Real Estate Development & Management: 0.2%
Realogy Group LLC, 4.875%, 6/1/23 (a)	35,000	32,769
Restaurants: 0.7%
Golden Nugget, Inc., 6.750%, 10/15/24 (a)	50,000	50,719
P.F. Chang's China Bistro, Inc., 10.250%, 6/30/20 (a)	45,000	43,313
		94,032
Support-Services: 1.6%
Herc Rentals, Inc., 7.750%, 6/1/24 (a)	31,000	33,358
The Hertz Corp., 7.625%, 6/1/22 (a)	70,000	69,125
Staples, Inc., 8.500%, 9/15/25 (a)	40,000	37,550
The ADT Security Corp., 4.875%, 7/15/32 (a)	50,000	40,475
The GEO Group, Inc., 5.875%, 10/15/24	45,000	43,087
		223,595
Telecom-Integrated/Services: 6.3%
CenturyLink, Inc., 7.600%, 9/15/39	75,000	66,937
CenturyLink, Inc., 7.500%, 4/1/24	65,000	69,469
Cogent Communications Finance, Inc., 5.625%, 4/15/21 (a)	65,000	65,325
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	66,150
Frontier Communications Corp., 8.750%, 4/15/22	40,000	33,000
Frontier Communications Corp., 10.500%, 9/15/22	60,000	53,212
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	90,000	98,639
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	125,000	125,156
Intelsat Luxembourg SA, 7.750%, 6/1/21	75,000	72,750
Level 3 Financing, Inc., 5.125%, 5/1/23	40,000	40,300
Qwest Corp., 6.875%, 9/15/33	35,000	34,803
Uniti Group LP, 6.000%, 4/15/23 (a)	65,000	63,050
Uniti Group LP, 7.125%, 12/15/24 (a)	25,000	22,875
Windstream Services LLC, 7.750%, 10/15/20	91,000	66,430
		878,096
Telecom-Wireless: 2.6%
GTT Communications, Inc., 7.875%, 12/31/24 (a)	35,000	34,038
Sprint Capital Corp., 6.875%, 11/15/28	55,000	55,258
Sprint Communications, Inc., 6.000%, 11/15/22	25,000	25,500
Sprint Corp., 7.250%, 9/15/21	20,000	21,125
Sprint Corp., 7.875%, 9/15/23	40,000	43,094
Sprint Corp., 7.125%, 6/15/24	90,000	93,488
Sprint Corp., 7.625%, 3/1/26	25,000	26,456
Telesat Canada, 8.875%, 11/15/24 (a)	25,000	26,750
United States Cellular Corp., 6.700%, 12/15/33	30,000	30,450
		356,159
Transportation Excluding Air/Rail: 0.5%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23 (a)	70,000	74,200
Total Corporate Bonds (cost $8,568,406)		8,680,567

Convertible Bond: 0.3%
Telecom-Wireless: 0.3%
Gogo, Inc., 3.750%, 3/1/20	45,000	42,160
Total Convertible Bond (cost $42,023)		42,160

Bank Loans: 10.9% (d)
Automotive: 0.7%
Navistar International Corp., 6.000% (1 Month US LIBOR + 3.750%), 7/30/25	100,000	100,375
Chemical Companies: 0.3%
Tronox Blocked Borrower LLC, 5.242% (1 Month US LIBOR + 3.000%), 9/22/24	34,709	34,832
Tronox Finance LLC, 5.242% (1 Month US LIBOR + 3.000%), 9/22/24	15,041	15,094
		49,926
Consumer-Products: 0.7%
BDF Acquisition Corp., 7.492% (1 Month US LIBOR + 5.250%), 8/8/23	49,870	49,309
Herbalife Nutrition, 5.492% (1 Month US LIBOR + 3.250%), 8/16/25	50,000	50,417
		99,726

Gas Distribution: 0.3%
Woodford Express LLC, 7.242% (1 Month US LIBOR + 5.000%), 1/26/25	49,875	49,595
Health Care Providers & Services: 0.4%
R1 RCM, Inc., 7.428% (2 Month US LIBOR + 5.250%), 5/8/25	50,000	50,000
Health Services: 0.9%
American Renal Holdings, Inc., 5.492% (1 Month US LIBOR + 3.250%), 6/22/24	75,000	74,344
Gentiva Health Services, Inc., 6.000% (1 Month US LIBOR + 3.750%), 7/2/25	48,869	49,418
		123,762
Hotels: 0.4%
Marriott Ownership Resorts, Inc., 4.492% (1 Month US LIBOR + 2.250%), 8/29/25	50,000	50,375
Industrial Conglomerates: 0.4%
Deliver Buyer, Inc., 7.313% (3 Month US LIBOR + 5.000%), 5/1/24	50,000	50,344
Investments & Miscellaneous Financial Services: 1.1%
The Edelman Financial Center LLC, 5.592% (3 Month US LIBOR + 3.250%), 7/19/25	50,000	50,386
Russell Investments US Institutional Holdco, Inc., 5.492% (1 Month US LIBOR + 3.250%), 6/1/23	49,746	49,932
VeriFone Systems, Inc., 6.322% (1 Month US LIBOR + 4.000%), 8/20/25	50,000	50,300
		150,618
Metals & Mining: 0.4%
Big River Steel LLC, 7.386% (3 Month US LIBOR + 5.000%), 8/23/23	49,874	50,560
Metals/Mining Excluding Steel: 0.4%
Aleris International, Inc., 6.992% (1 Month US LIBOR + 4.750%), 2/27/23	50,000	50,859
Non-Food & Drug Retailers: 0.3%
The Men's Wearhouse, Inc., 5.604% (1 Month US LIBOR + 3.500%), 4/9/25	49,750	49,844
Oil Field Equipment & Services: 1.2%
Keane Group Holdings LLC, 5.875% (1 Month US LIBOR + 3.750%), 5/25/25	99,750	98,752
McDermott Technology Americas, Inc., 7.242% (1 Month US LIBOR + 5.000%), 5/10/25	74,687	75,699
		174,451
Pharmaceuticals: 0.4%
Amneal Pharmaceuticals LLC, 5.750% (1 Month US LIBOR + 3.500%), 5/4/25	49,988	50,410
Pharmaceuticals & Devices: 0.7%
Bausch Health Cos, Inc., 5.104% (1 Month US LIBOR + 3.000%), 6/1/25	48,750	48,981
Endo International PLC, 6.500% (1 Month US LIBOR + 4.250%), 4/27/24	49,874	50,175
		99,156
Restaurants: 0.5%
Del Frisco's Restaurant Group, Inc., 8.250% (1 Month US LIBOR + 6.000%), 6/27/25	75,000	73,875
Software/Services: 0.4%
New Media Holdings II LLC, 8.492% (1 Month US LIBOR + 6.250%), 7/14/22	49,749	50,091
Specialty Retail: 0.3%
Staples, Inc., 6.343% (3 Month US LIBOR + 4.000%), 9/12/24	49,874	49,843
Telecom-Integrated/Services: 0.7%
Altice France SA, 6.158% (1 Month US LIBOR + 4.000%), 1/31/26	50,000	49,563
Frontier Communications Corp., 5.000% (1 Month US LIBOR + 2.750%), 3/31/21	49,306	48,319
		97,882
Transportation Excluding Air/Rail: 0.4%
YRC Worldwide, Inc., 10.742% (1 Month US LIBOR + 8.500%), 7/26/22	50,000	50,775
Total Bank Loans (cost $1,509,457)		1,522,467

Common Stock: 0.0%	Shares
Media-Cable: 0.0%
ACC Claims Holdings LLC (e)(f)	11,610	0
Total Common Stock (cost $237)		0

Mutual Fund: 22.6%
Bank Loan Related: 22.6%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (g)	310,010	3,146,599
Total Mutual Fund (cost $3,147,334)		3,146,599

Preferred Stock: 0.0%
Spanish Broadcasting Systems, Inc. 10.750% Cash or 10.750% PIK (e)(h)	1	43
Total Preferred Stock (cost $613)		43

Short-Term Investment: 1.2%
Money Market Deposit Account - 1.2%
U.S. Bank Money Market Deposit Account,1.950% (b)	169,720	169,720
Total Short-Term Investment (cost $169,720)		169,720

Total Investments - 97.3% (cost $13,437,790)		13,561,556
Other Assets and Liabilities 2.7%		377,312
Net Assets: 100.0%		$13,938,868

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2018, the value of these investments was $4,751,643, or 34.1% of total net assets.

(b)	Variable rate security. The rate listed is as of September 30, 2018.
(c)	Item identified as in default as to payment of interest, the value of these investments were $0.00 or 0.0% of total net assets.
(d)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(f)	No distribution or dividend was made during the period ending September 30, 2018. As such, it is classified as a non-income producing security as of September 30, 2018.
(g)	Affiliated company. See Note 2.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.  No distribution or dividend was made during the period ended September 30, 2018.  As such, it is classified as a non-income producing security as of September 30, 2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$13,437,790
Gross unrealized appreciation	229,591
Gross unrealized depreciation	(105,825)
Net unrealized appreciation	$123,766

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.44%
Canada	3.54%
Cayman Islands	3.25%
Luxembourg	2.57%
France	1.82%
Netherlands	0.38%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	September 30, 2018 (Unaudited)

Bank Loans: 82.3% (a)	Principal	Value
Airline Companies: 1.5%
American Airlines, Inc., 3.980% (1 Month US LIBOR + 1.750%), 6/27/25	$334,545	$327,914
United Airlines, Inc., 3.992% (1 Month US LIBOR + 1.750%), 4/1/24	246,875	246,567
		574,481
Automotive: 0.7%
Navistar, Inc., 5.640% (1 Month US LIBOR + 3.500%), 11/6/24	248,750	249,994
Building Materials: 1.4%
Foundation Building Materials LLC, 5.398% (1 Month US LIBOR + 3.250%) 7/30/25	150,000	150,750
Janus International Group LLC, 5.242% (1 Month US LIBOR + 3.000%), 2/15/25	124,375	122,820
NCI Building Systems, Inc., 4.242% (1 Month US LIBOR + 2.000%), 2/8/25	124,375	124,453
Quikrete Holdings, Inc., 4.992% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	240,837
		638,860
Building Products: 0.7%
Atkore International, Inc., 5.140% (3 Month US LIBOR + 2.750%), 12/22/23	245,644	246,641
Chemical Companies: 1.5%
Aliancys, 6.354%, 8/1/25
(1 Month US LIBOR + 4.250%)	54,370	54,643
(1 Month US LIBOR + 4.250%)	11,856	11,914
(1 Month US LIBOR + 4.250%)	8,586	8,629
HB Fuller Co., 4.165% (1 Month US LIBOR + 2.000%), 10/20/24	241,773	241,442
Tronox Blocked Borrower LLC, 5.242% (1 Month US LIBOR + 3.000%), 9/22/24	173,547	174,161
Tronox Finance LLC, 5.242% (1 Month US LIBOR + 3.000%), 9/22/24	75,203	75,470
		566,259
Chemicals: 0.9%
Encapsys LLC, 5.492% (1 Month US LIBOR + 3.250%), 10/27/24	124,375	124,945
Venator Finance Sarl, 5.242% (1 Month US LIBOR + 3.000%), 8/8/24	200,000	200,500
		325,445
Commercial Services & Supplies: 0.5%
Helix Acquisition Holdings, Inc., 5.886% (3 Month US LIBOR + 3.500%), 9/29/24	196,261	197,079
Computers & Peripherals: 0.5%
Western Digital Corp., 3.992% (1 Month US LIBOR + 1.750%), 4/29/23	203,165	203,356
Consumer/Commercial/Lease Financing: 0.6%
Avolon TLB Borrower 1 US LLC, 4.165% (1 Month US LIBOR + 2.000%), 1/15/25	224,438	225,095
Consumer-Products: 1.5%
BDF Acquisition Corp., 7.492% (1 Month US LIBOR + 5.250%), 8/8/23	198,961	196,723
Herbalife Nutrition, 5.492% (1 Month US LIBOR + 3.250%), 8/16/25	250,000	252,083
Lifetime Brands, Inc., 5.742%, 2/28/25
(1 Month US LIBOR + 3.500%)	67,557	67,599
(1 Month US LIBOR + 3.500%)	56,818	56,854
		573,259
Defense: 0.4%
The KeyW, 6.633% (1 Month US LIBOR + 4.500%), 5/8/24	143,023	143,471
Diversified Capital Goods: 1.2%
Gardner Denver, Inc., 4.992% (1 Month US LIBOR + 2.750%), 7/30/24	99,753	100,242
Harsco Corp., 4.500% (1 Month US LIBOR + 2.250%), 12/8/24	246,886	247,888
Thermon Holding Corp., 5.854% (1 Month US LIBOR + 3.750%), 10/30/24	110,375	110,927
		459,057
Diversified Financial Services: 0.6%
Canyon Valor Cos, Inc., 5.636% (3 Month US LIBOR + 3.250%), 6/16/23	235,423	236,473
Diversified Telecommunication Services: 0.6%
Consolidated Communications, Inc., 5.250% (1 Month US LIBOR + 3.000%), 10/5/23	247,183	243,436

Electric-Generation: 2.8%
Calpine Corp., 4.890% (3 Month US LIBOR + 2.500%), 1/15/23	241,288	241,220
Exgen Renewables IV LLC, 5.320% (3 Month US LIBOR + 3.000%), 11/28/24	122,587	123,507
Lightstone Holdco LLC, 5.992% (1 Month US LIBOR + 3.750%), 1/30/24	299,752	297,552
Lightstone Holdco LLC, 5.992% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	15,981
TerraForm Power Operating LLC, 4.242% (1 Month US LIBOR + 2.000%), 11/8/22	124,063	124,373
Vistra Operations Co. LLC, 4.242%, 12/1/25
(1 Month US LIBOR + 2.000%)	183,385	183,522
(1 Month US LIBOR + 2.000%)	66,615	66,665
		1,052,820

Electronics: 0.7%
Micron Technology, Inc., 4.000% (1 Month US LIBOR + 1.750%), 4/26/22	244,375	245,037
Entertainment: 3.1%
Alterra Mountain Co., 5.242% (1 Month US LIBOR + 3.000%), 7/31/24	248,125	248,373
Crown Finance US, Inc., 4.742% (1 Month US LIBOR + 2.500%), 2/28/25	224,124	223,764
Formula One Management Ltd., 4.577% (1 Month US LIBOR + 2.500%), 2/1/24	200,000	198,334
Life Time Fitness, Inc., 5.063%, 6/15/22
(3 Month US LIBOR + 2.750%)	242,561	243,420
(1 Month US LIBOR + 2.750%)	614	616
SeaWorld Parks & Entertainment, Inc., 5.242% (1 Month US LIBOR + 3.000%), 3/31/24	248,427	247,910
		1,162,417
Food & Drug Retailers: 0.6%
Albertson's LLC, 5.381% (3 Month US LIBOR + 3.000%), 12/21/22	245,028	245,075
Food-Wholesale: 1.3%
American Seafoods Group LLC, 5.000% (1 Month US LIBOR + 2.750%), 8/21/23	242,708	240,990
JBS USA LUX SA, 4.844%, 10/30/22
(3 Month US LIBOR + 2.500%)	209,679	210,086
(3 Month US LIBOR + 2.500%)	36,571	36,642
		487,718
Gaming: 2.5%
Boyd Gaming Corp., 4.417% (1 Week US LIBOR + 2.250%), 9/15/23	227,892	228,954
Eldorado Resorts, Inc., 4.410%, 4/17/24
(1 Month US LIBOR + 2.250%)	77,198	77,520
(2 Month US LIBOR + 2.250%)	68,793	69,080
(2 Month US LIBOR + 2.250%)	18,966	19,045
Gateway Casinos & Entertainment Ltd., 5.386% (3 Month US LIBOR + 3.000%), 3/13/25	149,625	150,280
Scientific Games International, Inc., 4.992%, 8/14/24
(2 Month US LIBOR + 2.750%)	200,339	199,964
(1 Month US LIBOR + 2.750%)	47,789	47,700
Stars Group Holdings BV, 5.886%, 7/10/25
(3 Month US LIBOR + 3.500%)	139,162	140,387
(3 Month US LIBOR + 3.500%)	10,463	10,555
		943,485
Gas Distribution: 0.3%
Woodford Express LLC, 7.242% (1 Month US LIBOR + 5.000%), 1/26/25	124,687	123,987

Health Care Equipment & Supplies: 0.9%
Exactech, Inc., 5.992% (1 Month US LIBOR + 3.750%), 2/14/25	124,375	124,609
Mallinckrodt International Finance SA, 5.136% (3 Month US LIBOR + 2.750%), 9/24/24	207,362	206,213
		330,822
Health Care Providers & Services: 0.9%
Press Ganey Holdings, Inc., 4.992% (1 Month US LIBOR + 2.750%), 10/23/23	123,741	124,204
Prospect Medical Holdings, Inc., 7.625% (1 Month US LIBOR + 5.500%), 2/24/24	124,375	125,930
R1 RCM, Inc., 7.428% (2 Month US LIBOR + 5.250%), 5/8/25	75,000	75,000
		325,134
Health Services: 3.2%
Acadia Healthcare Co., Inc., 4.742% (1 Month US LIBOR + 2.500%), 2/16/23	237,328	238,850
American Renal Holdings, Inc., 5.492% (1 Month US LIBOR + 3.250%), 6/22/24	224,621	222,656
Concentra, Inc., 4.860% (1 Month US LIBOR + 2.750%), 6/1/22	239,804	241,202
Gentiva Health Services, Inc., 6.000% (1 Month US LIBOR + 3.750%), 7/2/25	244,344	247,093
Select Medical Corp., 7.000%, 3/6/25
(1 Month US LIBOR + 2.750%)	246,087	247,521
(Prime Rate + 1.750%)	163	164
		1,197,486
Hotels: 1.3%
Belmond Interfin Ltd., 4.992% (1 Month US LIBOR + 2.750%), 7/3/24	246,875	246,875
Marriott Ownership Resorts, Inc., 4.492% (1 Month US LIBOR + 2.250%), 8/29/25	250,000	251,875
		498,750
Household Durables: 0.3%
Floor & Decor Outlets of America, Inc., 4.750%, 9/30/23
(1 Month US LIBOR + 2.500%)	122,131	122,436
		122,436
Industrial Conglomerates: 1.0%
Deliver Buyer, Inc., 7.313% (3 Month US LIBOR + 5.000%), 5/1/24	149,621	150,651
MTS Systems Corp., 5.410% (1 Month US LIBOR + 3.250%), 7/5/23	214,334	215,272
		365,923

Internet & Catalog Retail: 0.3%
Shutterfly, Inc., 5.000% (1 Month US LIBOR + 2.750%), 8/17/24	124,688	125,103
Investments & Miscellaneous Financial Services: 5.4%
The Edelman Financial Center LLC, 5.592% (3 Month US LIBOR + 3.250%), 7/19/25	200,000	201,542
FinCo I LLC, 4.242% (1 Month US LIBOR + 2.000%), 12/27/22	214,485	215,356
iStar, Inc., 4.893%, 6/28/23
(1 Month US LIBOR + 2.750%)	125,000	125,000
(1 Month US LIBOR + 2.750%)	124,375	124,375
LPL Holdings, Inc., 4.432%, 9/21/24
(1 Month US LIBOR + 2.250%)	123,441	123,982
(1 Month US LIBOR + 2.250%)	123,440	123,981
Russell Investments US Institutional Holdco, Inc., 5.492% (1 Month US LIBOR + 3.250%), 6/1/23	344,120	345,410
Trans Union LLC, 4.242% (1 Month US LIBOR + 2.000%), 6/19/25	249,375	250,051
VeriFone Systems, Inc., 6.322% (1 Month US LIBOR + 4.000%), 8/20/25	200,000	201,200
WisdomTree Investments, Inc., 3.898% (3 Month US LIBOR + 1.750%), 1/31/21	200,000	200,000
		1,910,897
IT Services: 1.3%
NAB Holdings LLC, 5.386% (3 Month US LIBOR + 3.000%), 6/30/24	247,506	244,413
Pi US Mergerco, Inc., 5.742% (1 Month US LIBOR + 3.500%), 1/1/25	248,750	247,817
		492,230
Leisure Equipment & Products: 0.7%
CWGS Group LLC, 4.870%, 11/8/23
(1 Month US LIBOR + 2.750%)	248,386	243,542
(1 Month US LIBOR + 2.750%)	1,486	1,457
(1 Month US LIBOR + 2.750%)	128	126
		245,125
Machinery: 0.4%
Savage Enterprises LLC, 6.600% (1 Month US LIBOR + 4.500%), 8/1/25	148,125	150,100
Media: 0.3%
NAI Entertainment Holdings LLC, 4.750% (1 Month US LIBOR + 2.500%), 5/8/25	125,000	125,052
Media-Broadcast: 5.6%
Altice US Finance I Corp., 4.492% (1 Month US LIBOR + 2.250%), 7/28/25	244,411	244,106
Beasley Mezzanine Holdings LLC, 6.165% (1 Month US LIBOR + 4.000%), 11/1/23	242,222	243,889
CBS Radio, Inc., 4.962% (1 Month US LIBOR + 2.750%), 11/17/24	149,248	147,915
CSC Holdings LLC, 4.408% (1 Month US LIBOR + 2.250%), 7/17/25	247,494	247,390
Gray Television, Inc., 4.354% (1 Month US LIBOR + 2.250%), 2/7/24	231,834	232,249
Lions Gate Capital Holdings LLC, 4.492% (1 Month US LIBOR + 2.250%), 3/24/25	124,375	124,478
Sinclair Television Group, Inc., 4.500% (1 Month US LIBOR + 2.250%), 1/3/24	245,625	246,239
Univision Communications, Inc., 4.992% (1 Month US LIBOR + 2.750%), 3/15/24	247,296	240,310
Urban One, Inc., 6.250% (1 Month US LIBOR + 4.000%), 4/18/23	122,506	119,545
WideOpenWest Finance LLC, 5.408% (1 Month US LIBOR + 3.250%), 8/19/23	248,125	242,748
		2,088,869
Media-Cable: 0.7%
Radiate Holdco LLC, 5.242% (1 Month US LIBOR + 3.000%), 2/1/24	246,250	245,762
Metals & Mining: 2.3%
Big River Steel LLC, 7.386% (3 Month US LIBOR + 5.000%), 8/23/23	247,500	250,903
Peabody Energy Corp., 4.992% (1 Month US LIBOR + 2.750%), 3/31/25	249,373	249,685
Phoenix Services Merger Sub LLC, 5.870% (1 Month US LIBOR + 3.750%), 3/1/25	124,375	125,463
Zekelman Industries, Inc., 4.623% (3 Month US LIBOR + 2.250%), 6/14/21	244,397	244,397
		870,448
Metals/Mining Excluding Steel: 0.7%
Aleris International, Inc., 6.992% (1 Month US LIBOR + 4.750%), 2/27/23	149,625	152,197
American Rock Salt Co. LLC, 5.992% (1 Month US LIBOR + 3.750%), 3/21/25	124,375	125,152
		277,349
Multi-Line Insurance: 0.7%
HUB International Ltd., 5.335% (3 Month US LIBOR + 3.000%), 4/25/25	249,375	249,811

Non-Food & Drug Retailers: 0.7%
The Men's Wearhouse, Inc., 5.604% (1 Month US LIBOR + 3.500%), 4/9/25	248,750	249,218
Oil Field Equipment & Services: 1.5%
Keane Group Holdings LLC, 5.875% (1 Month US LIBOR + 3.750%), 5/25/25	299,250	296,257
McDermott Technology Americas, Inc., 7.242% (1 Month US LIBOR + 5.000%), 5/10/25	248,937	252,308
		548,565

Oil, Gas & Consumable Fuel: 0.9%
Apergy Corp., 4.750% (1 Month US LIBOR + 2.500%), 5/9/25	118,976	119,571
Lotus Midstream LLC, 5.636% (3 Month US LIBOR + 3.250%), 9/26/25	200,000	200,500
		320,071
Other Industrial & Manufacturing: 2.9%
EWT Holdings III Corp., 5.242% (1 Month US LIBOR + 3.000%), 12/20/24	157,062	157,781
Harland Clarke Holdings Corp., 7.136% (3 Month US LIBOR + 4.750%), 11/3/23	138,673	132,953
PS HoldCo LLC, 7.398% (1 Month US LIBOR + 5.250%), 3/6/25	125,000	125,156
PS HoldCo LLC, 7.087% (3 Month US LIBOR + 5.250%), 3/13/25	40,000	40,050
RBS Global, Inc., 4.242% (1 Month US LIBOR + 2.000%), 8/21/24	250,000	251,138
Shape Technologies Group, Inc., 5.227% (Month US LIBOR + 3.000%), 4/20/25
(1 Month US LIBOR + 3.000%)	179,437	179,887
(3 Month US LIBOR + 3.000%)	22,500	22,556
(6 Month US LIBOR + 3.000%)	22,500	22,556
XPO Logistics, Inc., 4.230% (1 Month US LIBOR + 2.000%), 2/24/25	181,427	182,243
		1,114,320
Packaging: 0.5%
Berry Global, Inc., 4.186% (2 Month US LIBOR + 2.000%), 10/1/22	174,680	174,996
Pharmaceuticals: 0.3%
Amneal Pharmaceuticals LLC, 5.750% (1 Month US LIBOR + 3.500%), 5/4/25	99,727	100,569
Pharmaceuticals & Devices: 2.0%
Bausch Health Cos, Inc., 5.104% (1 Month US LIBOR + 3.000%), 6/1/25	243,755	244,908
Endo International PLC, 6.500% (1 Month US LIBOR + 4.250%), 4/27/24	246,875	248,366
Kinetic Concepts, Inc., 5.636% (3 Month US LIBOR + 3.250%), 2/3/24	122,817	123,431
LUX HOLDCO III, 5.195% (2 Month US LIBOR + 3.000%), 3/28/25	124,375	125,075
		741,780
Printing & Publishing: 0.6%
Meredith Corp., 5.242% (1 Month US LIBOR + 3.000%), 1/31/25	221,597	222,798
Real Estate Investment Trusts (REITs): 0.7%
GGP Nimbus LP, 4.742%, 8/24/25
(1 Month US LIBOR + 2.500%)	187,606	186,708
(1 Month US LIBOR + 2.500%)	62,394	62,095
		248,803
Restaurants: 1.0%
Burger King, 4.492%, 2/17/24
(1 Month US LIBOR + 2.250%)	66,885	66,902
(1 Month US LIBOR + 2.250%)	54,279	54,292
Del Frisco's Restaurant Group, Inc., 8.250% (1 Month US LIBOR + 6.000%), 6/27/25	149,625	147,381
P.F. Chang's China Bistro, Inc., 7.671%, 9/1/22
(6 Month US LIBOR + 5.000%)	123,128	122,820
(3 Month US LIBOR + 5.000%)	312	311
		391,706
Road & Rail: 0.3%
Daseke Cos, Inc., 7.242% (1 Month US LIBOR + 5.000%), 2/27/24	124,063	124,761
Semiconductors & Semiconductor Equipment: 1.0%
Cohu, Inc., 5.396% (3 Month US LIBOR + 3.000%), 10/1/25	175,000	175,000
Xperi Corp., 4.742% (1 Month US LIBOR + 2.500%), 12/1/23	205,833	203,826
		378,826
Software: 0.6%
Omnitracs LLC, 5.123% (3 Month US LIBOR + 2.750%), 3/23/25	224,438	223,596
Software/Services: 4.2%
Almonde, Inc., 5.886%, 6/16/24
(3 Month US LIBOR + 3.500%)	84,003	84,028
(3 Month US LIBOR + 3.500%)	17,141	17,146
(3 Month US LIBOR + 3.500%)	15,598	15,603
Avaya, Inc., 6.408% (1 Month US LIBOR + 4.250%), 12/15/24	223,811	225,631
Blucora, Inc., 5.242% (1 Month US LIBOR + 3.000%), 5/22/24	176,667	177,440
First Data Corp., 4.212% (1 Month US LIBOR + 2.000%), 4/26/24	230,733	230,897
Match Group, Inc., 4.665% (1 Month US LIBOR + 2.500%), 11/16/22	109,375	110,195
McAfee LLC, 6.742% (1 Month US LIBOR + 4.500%), 9/29/24	247,500	249,401
New Media Holdings II LLC, 8.492% (1 Month US LIBOR + 6.250%), 7/14/22	74,435	74,947
SS&C European Holdings Sarl, 4.492% (1 Month US LIBOR + 2.250%), 4/16/25	63,448	63,488
SS&C Technologies, Inc., 4.492% (1 Month US LIBOR + 2.250%), 4/16/25	163,455	163,558
Web.com Group, Inc., 5.900% (3 Month US LIBOR 3.750%), 9/14/25	150,000	150,862
		1,563,196
Specialty Retail: 0.7%
Staples, Inc., 6.343% (3 Month US LIBOR + 4.000%), 9/12/24	249,623	249,468
Support-Services: 3.9%
Aramark Services, Inc., 4.084% (3 Month US LIBOR + 1.750%), 3/11/25	233,166	233,748
The Hertz Corp., 4.830% (1 Month US LIBOR + 2.750%), 6/30/23	248,715	247,730
Pearl Intermediate Parent LLC, 4.915% (1 Month US LIBOR + 2.750%), 2/14/25	173,143	171,304
Pearl Intermediate Parent LLC, 4.800% (1 Month US LIBOR + 2.750%), 2/14/25 (c)	51,145	50,602
Prime Security Services LLC, 4.992% (1 Month US LIBOR + 2.750%), 5/2/22	248,741	249,803
TruGreen LP, 6.131% (1 Month US LIBOR + 4.000%), 4/13/23	245,644	247,793
UOS LLC, 7.742% (1 Month US LIBOR + 5.500%), 4/18/23	247,500	252,450
		1,453,430

Telecom-Integrated/Services: 6.2%
Altice France SA, 6.158% (1 Month US LIBOR + 4.000%), 1/31/26	150,000	148,688
CenturyLink, Inc., 4.992% (1 Month US LIBOR + 2.750%), 1/31/25	223,561	221,940
Cincinnati Bell, Inc., 5.492% (1 Month US LIBOR + 3.250%), 10/2/24	250,000	250,195
Cyxtera DC Holdings, Inc., 5.110% (1 Month US LIBOR + 3.000%), 5/1/24	124,370	124,526
Frontier Communications Corp., 5.000% (1 Month US LIBOR + 2.750%), 3/31/21	343,016	336,156
Intelsat Jackson Holdings SA, 5.980% (1 Month US LIBOR + 3.750%), 11/27/23	125,000	125,434
Level 3 Parent LLC, 4.432% (1 Month US LIBOR + 2.250%), 2/22/24	250,000	250,660
Maxar Technologies Ltd., 5.148% (3 Month US LIBOR + 2.750%), 10/5/24	122,500	120,305
MLN US Holdco LLC, 5.250% (3 Month US LIBOR + 4.500%), 7/13/25	150,000	151,312
Sprint Communications, Inc., 4.750% (1 Month US LIBOR + 2.500%), 2/2/24	122,195	122,500
Telenet Financing USD LLC, 4.408% (1 Month US LIBOR + 2.250%), 8/15/26	250,000	248,867
Telesat LLC, 4.890% (3 Month US LIBOR + 2.500%), 11/17/23	239,908	240,165
		2,340,748
Telecom-Wireless: 0.7%
Sable International Finance Ltd., 5.492% (1 Month US LIBOR + 3.250%), 1/31/26	250,000	250,972
Trading Companies & Distributors: 0.7%
DXP Enterprises, Inc., 6.992% (1 Month US LIBOR + 4.750%), 8/29/23	247,500	249,047
Transportation Excluding Air/Rail: 1.1%
CB URS Holdings Corp., 7.492% (1 Month US LIBOR + 5.250%), 10/19/24	121,250	122,084
Deck Chassis Acquisition, Inc., 8.242% (1 Month US LIBOR + 6.000%), 6/15/23	125,000	125,938
YRC Worldwide, Inc., 10.742% (1 Month US LIBOR + 8.500%), 7/26/22	148,849	151,156
		399,178
Utilities: 1.9%
Compass Power Generation LLC, 5.742% (1 Month US LIBOR + 3.500%), 12/20/24	123,713	124,208
Pike Corp., 5.750% (1 Month US LIBOR + 3.500%), 3/23/25	114,840	115,672
PowerTeam Services LLC, 5.636% (3 Month US LIBOR + 3.250%), 3/5/25	219,009	218,735
Vistra Operations Co. LLC, 4.492% (1 Month US LIBOR + 2.250%), 12/14/23	246,250	246,755
		705,370
Total Bank Loans (cost $30,657,327)		30,816,160

Corporate Bonds: 14.5%
Auto Parts & Equipment: 0.5%
Meritor, Inc., 6.250%, 2/15/24	200,000	203,750
Computer Hardware: 0.5%
NCR Corp., 5.000%, 7/15/22	195,000	193,416
Consumer/Commercial/Lease Financing: 0.4%
Navient Corp., 8.000%, 3/25/20	150,000	158,550
Consumer-Products: 0.3%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (b)	125,000	127,031
Electric-Generation: 0.6%
DPL, Inc., 7.250%, 10/15/21	150,000	162,187
NRG Energy, Inc., 6.250%, 7/15/22	57,000	58,807
		220,994
Electric-Integrated: 0.3%
Talen Energy Supply LLC, 9.500%, 7/15/22 (b)	100,000	99,500
Entertainment: 0.5%
NCL Corp. Ltd., 4.750%, 12/15/21 (b)	201,000	202,759
Food & Drug Retailers: 0.6%
Ingles Markets, Inc., 5.750%, 6/15/23	235,000	237,937
Forestry/Paper: 0.5%
Rayonier AM Products, Inc., 5.500%, 6/1/24 (b)	175,000	168,495
Gas Distribution: 1.0%
Enterprise Products Operating LLC, 4.875% (3 Month LIBOR USD + 2.986%), 8/16/77 (d)	250,000	237,573
NGL Energy Partners LP, 5.125%, 7/15/19	130,000	130,650
		368,223
Health Services: 0.5%
Universal Hospital Services, Inc., 7.625%, 8/15/20	195,000	195,712
Hospitals: 0.6%
HCA, Inc., 7.500%, 2/15/22	215,000	235,425
Investments & Miscellaneous Financial Services: 0.8%
Icahn Enterprises LP, 6.750%, 2/1/24	195,000	199,631
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	102,500
		302,131
Media-Broadcast: 0.3%
Gray Television, Inc., 5.125%, 10/15/24 (b)	100,000	96,625

Media-Cable: 1.8%
CCO Holdings LLC, 5.125%, 2/15/23	165,000	165,618
DISH DBS Corp., 7.875%, 9/1/19	75,000	77,641
DISH DBS Corp., 5.875%, 7/15/22	230,000	224,394
Altice France, 6.250%, 5/15/24 (b)	200,000	197,650
		665,303
Non-Food & Drug Retailers: 0.4%
Hot Topic, Inc., 9.250%, 6/15/21 (b)	140,000	139,650
Oil Field Equipment & Services: 0.5%
Nabors Industries, Inc., 4.625%, 9/15/21	200,000	196,963
Pharmaceuticals & Devices: 1.1%
Bausch Health Cos, Inc., 5.875%, 5/15/23 (b)	250,000	242,688
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (b)	150,000	148,500
		391,188
Steel Producers/Products: 0.6%
Joseph T Ryerson & Son, Inc., 11.000%, 5/15/22 (b)	100,000	109,139
United States Steel Corp., 7.375%, 4/1/20	102,000	106,718
		215,857
Support-Services: 0.5%
The Hertz Corp., 7.625%, 6/1/22 (b)	200,000	197,500
Telecom-Integrated/Services: 1.6%
Hughes Satellite Systems Corp., 7.625%, 6/15/21	200,000	216,056
Level 3 Financing, Inc., 5.125%, 5/1/23	165,000	166,238
Qwest Corp., 6.750%, 12/1/21	125,000	133,395
Uniti Group LP, 6.000%, 4/15/23 (b)	80,000	77,600
		593,289
Telecom-Wireless: 0.6%
Sprint Communications, Inc., 6.000%, 11/15/22	225,000	229,500
Total Corporate Bonds (cost $5,415,953)		5,439,798

Short-Term Investment: 5.1%	Shares
Money Market Deposit Account - 5.1%
U.S Bank Money Market Deposit Account, 1.950% (d)	1,923,531	1,923,531
Total Short-Term Investment (cost $1,923,531)		1,923,531

Total Investments - 101.9% (cost $37,996,811)		38,179,489
Liabilities in Excess of Other Assets (1.9)%		(728,523)
Net Assets: 100.0%		$37,450,966

Percentages are stated as a percent of net assets.

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2018, the value of these investments was $1,807,137, or 4.8% of total net assets.

(c)	All or a portion of the loan is unfunded.
(d)	Variable rate security. The rate shown is as of 9/30/2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$37,996,811
Gross unrealized appreciation	247,630
Gross unrealized depreciation	(64,952)
Net unrealized appreciation	$182,678

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	97.93%
Canada	0.63%
Bermuda	0.53%
France	0.52%
Luxembourg	0.39%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	September 30, 2018 (Unaudited)

Corporate Bonds: 81.1%	Principal	Value
Aerospace: 1.3%
Bombardier, Inc., 7.750%, 3/15/20 (a)	$95,000	$99,334
Bombardier, Inc., 8.750%, 12/1/21 (a)	110,000	121,644
		220,978
Airline Companies: 2.2%
Air Canada, 7.750%, 4/15/21 (a)	129,000	139,965
Allegiant Travel Co., 5.500%, 7/15/19	160,000	161,600
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	65,000	65,894
		367,459
Auto Parts & Equipment: 0.8%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	45,000	46,800
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	81,562
		128,362
Automotive: 4.2%
Fiat Chrysler Automobiles NV, 4.500%, 4/15/20	200,000	201,250
Jaguar Land Rover Automotive PLC, 3.500%, 3/15/20 (a)	410,000	404,875
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	84,575
		690,700
Banking: 6.0%
Ally Financial, Inc., 8.000%, 3/15/20	325,000	345,150
Ally Financial, Inc., 7.500%, 9/15/20	120,000	128,340
Ally Financial, Inc., 3.750%, 11/18/19	60,000	59,775
Ally Financial, Inc., 4.125%, 2/13/22	60,000	59,925
Ally Financial, Inc., 8.000%, 12/31/18	75,000	75,750
CIT Group, Inc., 5.375%, 5/15/20	165,000	169,554
CIT Group, Inc., 4.125%, 3/9/21	160,000	160,520
		999,014
Building & Construction: 1.9%
KB Home, 8.000%, 3/15/20	115,000	121,624
Lennar Corp., 8.375%, 1/15/21	65,000	70,764
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	36,138
William Lyon Homes, Inc., 7.000%, 8/15/22	90,000	91,688
		320,214
Chemical Companies: 1.6%
Blue Cube Spinco LLC, 9.750%, 10/15/23	105,000	118,781
CF Industries, Inc., 7.125%, 5/1/20	54,000	57,105
Huntsman International LLC, 4.875%, 11/15/20	90,000	91,688
		267,574
Computer Hardware: 4.2%
EMC Corp., 2.650%, 6/1/20	535,000	525,248
NCR Corp., 4.625%, 2/15/21	165,000	163,350
		688,598
Consumer/Commercial/Lease Financing: 4.7%
Navient Corp., 6.500%, 6/15/22	90,000	93,488
Navient Corp., 8.000%, 3/25/20	415,000	438,655
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	140,000	141,400
Springleaf Finance Corp., 8.250%, 12/15/20	100,000	108,875
		782,418

Diversified Capital Goods: 0.5%
EnPro Industries, Inc., 5.875%, 9/15/22	90,000	91,687
Electric-Generation: 1.8%
DPL, Inc., 6.750%, 10/1/19	27,000	27,675
DPL, Inc., 7.250%, 10/15/21	145,000	156,781
NRG Energy, Inc., 6.250%, 7/15/22	47,000	48,490
Vistra Energy Corp., 7.375%, 11/1/22	65,000	67,612
		300,558
Energy-Exploration & Production: 3.7%
QEP Resources, Inc., 6.875%, 3/1/21	120,000	126,000
Range Resources Corp., 5.750%, 6/1/21	120,000	123,450
Resolute Energy Corp., 8.500%, 5/1/20	65,000	65,081
Unit Corp., 6.625%, 5/15/21	80,000	80,000
Whiting Petroleum Corp., 6.250%, 4/1/23	55,000	56,898
WPX Energy, Inc., 8.250%, 8/1/23	145,000	164,575
		616,004
Entertainment: 0.4%
NCL Corp. Ltd., 4.750%, 12/15/21 (a)	70,000	70,613
Food-Wholesale: 2.1%
JBS USA LUX SA, 7.250%, 6/1/21 (a)	40,000	40,600
JBS USA LUX SA, 7.250%, 6/1/21 (a)	210,000	213,150
TreeHouse Foods, Inc., 4.875%, 3/15/22	95,000	95,000
		348,750
Gaming: 4.0%
GLP Capital LP, 4.375%, 4/15/21	120,000	121,050
MGM Resorts International, 8.625%, 2/1/19	40,000	40,600
MGM Resorts International, 6.750%, 10/1/20	305,000	320,631
Scientific Games International, Inc., 10.000%, 12/1/22	165,000	174,829
		657,110
Gas Distribution: 5.5%
DCP Midstream Operating LP, 5.350%, 3/15/20 (a)	90,000	92,025
Energy Transfer Equity LP, 7.500%, 10/15/20	240,000	256,980
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 (a)	155,000	158,489
NGL Energy Partners LP, 5.125%, 7/15/19	145,000	145,725
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	255,000	262,012
		915,231
Health Services: 3.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 (a)	65,000	66,286
Select Medical Corp., 6.375%, 6/1/21	405,000	411,031
Universal Hospital Services, Inc., 7.625%, 8/15/20	95,000	95,347
		572,664
Hospitals: 4.9%
HCA Healthcare, Inc., 6.250%, 2/15/21	205,000	213,713
HCA, Inc., 6.500%, 2/15/20	80,000	83,060
HCA, Inc., 7.500%, 2/15/22	100,000	109,500
Tenet Healthcare Corp., 6.000%, 10/1/20	353,000	364,031
Tenet Healthcare Corp., 4.750%, 6/1/20	45,000	45,506
		815,810
Hotels: 1.2%
RHP Hotel Properties LP, 5.000%, 4/15/21	50,000	50,125
Wyndham Destinations, Inc., 5.625%, 3/1/21	140,000	142,800
		192,925

Investments & Miscellaneous Financial Services: 1.9%
Icahn Enterprises LP, 6.000%, 8/1/20	185,000	188,361
Icahn Enterprises LP, 6.250%, 2/1/22	123,000	126,075
		314,436
Media-Broadcast: 0.3%
Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	45,000
Media-Cable: 3.4%
Cablevision Systems Corp., 8.000%, 4/15/20	110,000	115,913
CSC Holdings LLC, 6.750%, 11/15/21	120,000	126,450
DISH DBS Corp., 7.875%, 9/1/19	110,000	113,873
DISH DBS Corp., 6.750%, 6/1/21	160,000	163,400
DISH DBS Corp., 5.125%, 5/1/20	35,000	35,306
		554,942
Media-Diversified: 0.6%
Netflix, Inc., 5.375%, 2/1/21	95,000	97,565
Metals/Mining Excluding Steel: 1.7%
Arconic, Inc., 6.150%, 8/15/20	115,000	119,312
Freeport-McMoRan, Inc., 3.100%, 3/15/20	105,000	103,819
Peabody Energy Corp., 6.000%, 3/31/22 (a)	65,000	66,056
		289,187
Non-Food & Drug Retailers: 1.4%
Hot Topic, Inc., 9.250%, 6/15/21 (a)	45,000	44,887
L Brands, Inc., 7.000%, 5/1/20	160,000	166,800
The Men's Wearhouse, Inc., 7.000%, 7/1/22	23,000	23,633
		235,320
Office Equipment: 0.4%
Avnet, Inc., 3.750%, 12/1/21	60,000	59,821
Oil Field Equipment & Services: 1.6%
Nabors Industries, Inc., 4.625%, 9/15/21	110,000	108,329
Rowan Cos, Inc., 7.875%, 8/1/19	50,000	51,500
SESI LLC, 7.125%, 12/15/21	45,000	45,630
Transocean, Inc., 8.375%, 12/15/21	60,000	64,575
		270,034
Oil Refining & Marketing: 0.6%
PBF Holding Co. LLC, 7.000%, 11/15/23	90,000	93,600
Packaging: 1.1%
Greif, Inc., 7.750%, 8/1/19	50,000	51,650
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	130,829	131,156
		182,806
Pharmaceuticals & Devices: 2.7%
Bausch Health Cos, Inc., 6.500%, 3/15/22 (a)	75,000	78,000
Bausch Health Cos, Inc., 7.500%, 7/15/21 (a)	80,000	81,500
Kinetic Concepts, Inc., 7.875%, 2/15/21 (a)	120,000	123,936
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	60,000	59,400
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	110,000	106,738
		449,574
Railroads: 0.5%
Watco Cos LLC, 6.375%, 4/1/23 (a)	80,000	81,600
REITS: 1.2%
iStar, Inc., 4.625%, 9/15/20	190,000	189,525
Software/Services: 0.5%
Symantec Corp., 4.200%, 9/15/20	75,000	75,649

Steel Producers/Products: 2.4%
AK Steel Corp., 7.625%, 10/1/21	65,000	66,219
ArcelorMittal, 5.125%, 6/1/20	75,000	76,804
Joseph T Ryerson & Son, Inc., 11.000%, 5/15/22 (a)	73,000	79,671
United States Steel Corp., 7.375%, 4/1/20	160,000	167,400
		390,094
Support-Services: 0.9%
The ADT Security Corp., 6.250%, 10/15/21	55,000	57,696
The Hertz Corp., 5.875%, 10/15/20	92,000	91,540
		149,236
Telecom-Integrated/Services: 2.9%
CenturyLink, Inc., 5.625%, 4/1/20	130,000	132,275
Hughes Satellite Systems Corp., 7.625%, 6/15/21	90,000	97,225
Hughes Satellite Systems Corp., 6.500%, 6/15/19	65,000	66,308
Qwest Corp., 6.750%, 12/1/21	172,000	183,552
		479,360
Telecom-Wireless: 2.3%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	81,300
Sprint Communications, Inc., 7.000%, 8/15/20	180,000	188,475
Sprint Corp., 7.250%, 9/15/21	105,000	110,906
		380,681
Transportation Excluding Air/Rail: 0.2%
XPO Logistics, Inc., 6.500%, 6/15/22 (a)	30,000	30,975
Total Corporate Bonds (cost $13,460,969)		13,416,074

Bank Loans: 3.0% (b)
Food & Drug Retailers: 0.8%
Albertson's LLC, 4.820% (1 US LIBOR + 2.750%), 8/25/21	125,000	125,104
Investments & Miscellaneous Financial Services: 0.7%
WisdomTree Investments, Inc., 3.898% (3 Month US LIBOR + 1.750%), 1/31/21	125,000	125,000
Telecom-Integrated/Services: 1.5%
CenturyLink, Inc., 4.992% (1 US LIBOR + 2.750%), 9/30/22	125,000	124,750
Frontier Communications Corp., 5.000% (1 US LIBOR + 2.750%), 3/31/21	125,000	122,500
		247,250
Total Bank Loans (cost $497,107)		497,354

Mutual Fund: 12.3%	Shares
Bank Loan Related:12.3%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (c)	200,198	2,032,005
Total Mutual Fund (cost $2,025,887)		2,032,005

Short-Term Investment: 5.6%
Money Market Deposit Account - 5.6%
U.S. Bank Money Market Deposit Account,1.950% (d)	934,688	934,688
Total Short-Term Investment (cost $934,688)		934,688

Total Investments - 102.0% (cost $16,918,651)		16,880,121
Liabilities in Excess of Other Assets (2.0)%		(335,693)
Net Assets: 100.0%		$16,544,428

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2018, the value of these investments was $2,522,312, or 15.2% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)	Affiliated company. See Note 2.
(d)	Variable rate security. The rate shown is as of 9/30/2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:
Cost of investments	$16,918,651
Gross unrealized appreciation	21,310
Gross unrealized depreciation	(59,840)
Net unrealized depreciation	$(38,530)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	90.88%
Canada	3.08%
United Kingdom	2.40%
Cayman Islands	1.22%
Netherlands	1.19%
Luxembourg	0.81%
Bermuda	0.42%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies including money market mutual funds in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing. Money market deposit accounts are reflected at cost as this is a cash instrument.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2018 in valuing each Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Managed Alpha SMID Cap Equity
Investments in Securities(a)
Common Stocks	$14,282,920	$-	$-	$14,282,920
Real Estate Investment Trusts (REITs)	974,756	-	-	974,756
Money Market Deposit Account	-	342,549	-	342,549
Total Investments in Securities	$15,257,676	$342,549	$-	$15,600,225

Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,746,433	$-	$-	$20,746,433
Contingent Value Right	-	93	-	93
Real Estate Investment Trusts (REITs)	447,920	-	-	447,920
Money Market Deposit Account	-	158,953	-	158,953
Total Investments in Securities	$21,194,353	$159,046	$-	$21,353,399

Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$8,680,567	$-	$8,680,567
Convertible Bond	-	42,160	-	42,160
Bank Loans	-	1,522,467	-	1,522,467
Mutual Fund	3,146,599	-	-	3,146,599
Preferred Stock	-	-	43	43
Money Market Deposit Account	-	169,720	-	169,720
Total Investments in Securities	$3,146,599	$10,414,914	$43	$13,561,556

Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$30,816,160	$-	$30,816,160
Corporate Bonds	-	5,439,798	-	5,439,798

Money Market Deposit Account	-	1,923,531	-	1,923,531

Total Investments in Securities	$-	$38,179,489	$-	$38,179,489

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,416,074	$-	$13,416,074
Bank Loans	-	497,354	-	497,354
Mutual Fund	2,032,005	-	-	2,032,005
Money Market Deposit Account	-	934,688	-	934,688
Total Investments in Securities	$2,032,005	$14,848,116	$-	$16,880,121

(a) All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of September 30, 2018:

Type of Assets	Fair Value as of September 30, 2018	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund

Preferred Stock
Spanish Broadcasting Systems, Inc.	$43	Broker Quote	Unpublished independent
			broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:
	Balance as of July 1, 2018	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held as of September 30, 2018
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$46	$-	$-	$-	$-	$-	$(46)

Preferred Stock
Spanish Broadcasting Systems, Inc.	41	-	-	-	-	43	2

Change in unrealized appreciation for securities that were considered level 3 at the start of the period but not longer held or considered level 3 at period end was $0.

2) Transactions with Affiliates (unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2018 through September 30, 2018. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2018		Additions		Reductions							September 30, 2018
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	September 30, 2018 Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Appreciation Change	Realized Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	248,153	$2,520,274	61,857	$627,060	-	$-	310,010	$27,060	$-	$15,677	$-	$3,146,599	$3,147,334
		$2,520,274		$627,060		$-		$27,060	$-	$15,677	$-	$3,146,599	$3,147,334

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	183,599	$1,865,035	65,908	$664,575	(49,309)	$(503,723)	200,198	$24,575	$-	$18,635	$(3,723)	$2,032,005	$2,025,887
		$1,865,035		$664,575		$(503,723)		$24,575	$-	$18,635	$(3,723)	$2,032,005	$2,025,887

3)	Additional Info (unaudited)

Effective November 13, 2018, the Trust, on behalf of each of its series (each a "Fund") entered into an uncommitted line of credit with US Bank National Association and each loan made to a Fund under the line of credit shall be determined as if each Fund entered into a seperate loan, and no assets of a Fund shall secure the obligations of another Fund with respect to a loan under the line of credit.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  November 15, 2018

By (Signature and Title)*  /s/ Gerald McBride
 Gerald McBride, Treasuer

Date  November 15, 2018

* Print the name and title of each signing officer under his or her signature.